Combined Statements of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Consolidated Statements of Earnings
Net sales	$ 4,329				$ 4,173					$ 18,380		$ 17,444		$ 15,638
Cost of products sold	1,153				1,156					4,508		4,639		4,293
Selling, general and administrative	1,237				1,247					4,989		5,894		3,820
Research and development	634				642					2,778		2,618		2,495
Acquired in-process research and development	0				150					288		673		313
Total operating costs and expenses	3,024				3,195					12,563		13,824		10,921
Operating earnings	1,305				978					5,817		3,620		4,717
Interest expense, net	66				(1)					84		(20)		(28)
Net foreign exchange (gain) loss	15				10					17		(30)		(30)
Other (income) expense, net	(15)				(37)					(9)		2		(61)
Earnings before income tax expense	1,239				1,006					5,725		3,668		4,836
Income tax expense	271				123					450		235		658
Net earnings	$ 968	$ 1,540	$ 1,585	$ 1,267	$ 883	$ 1,157	$ 13	$ 1,540	$ 723	$ 5,275		$ 3,433		$ 4,178
Per share data
Basic and diluted earnings per share (in dollars per share)		$ 0.98	$ 1.01	$ 0.80	$ 0.56	$ 0.73	$ 0.01	$ 0.98	$ 0.46	$ 3.35	[1]	$ 2.18	[1]	$ 2.65	[1]

[1]	On January 1, 2013, Abbott Laboratories distributed 1,577 million shares of AbbVie common stock. The computation of basic and diluted earnings per common share for all periods through December 31, 2012 was calculated using the shares distributed on January 1, 2013.